Inventories (Tables)	3 Months Ended
Jun. 30, 2014
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	June 30, 2014	December 31, 2013
Finished goods	$807,525	$640,355
Health care supplies	197,596	195,519
Raw materials and purchased components	195,780	185,146
Work in process	78,526	76,084
Inventories	$1,279,427	$1,097,104